Related Parties - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	May 21, 2021	Mar. 08, 2021	Apr. 30, 2021	Mar. 31, 2021 [1]	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 29, 2022	Dec. 19, 2021	May 28, 2021	May 14, 2021
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					99,734,543		99,734,543	99,734,543	58,948,067
Accrued bonuses					$ 100,000		$ 200,000	$ 200,000
Related party transaction , reimbursement of cost and expenses					$ 10,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Compensation expense, excluding cost of good and service sold								400,000	$ 400,000
Accrued bonuses							$ 200,000	$ 200,000	$ 200,000
Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					35,199,610		35,199,610	35,199,610	35,199,610
Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					64,534,933		64,534,933	64,534,933	23,748,457
NEA [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services					13,505,035			13,505,035	13,505,035
NEA [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services								2,742,931	2,742,931
EightVC [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services					9,052,387			9,052,387	9,052,387
EightVC [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services								1,662,398	1,662,398
Timothy Lu [Member] | Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services					158,950			158,950	158,950
Timothy Lu and Family [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services								8,100,000	8,100,000
Timothy Lu, NEA, and 8VC [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services					$ 100,000	$ 100,000
BlueRock Therapeutics LP [Member] | Option Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction research term	3 years
BlueRock Therapeutics LP [Member] | Research and Development Arrangement [Member]
Related Party Transaction [Line Items]
Related party transaction , reimbursement of cost and expenses	$ 10,000,000
BlueRock Therapeutics LP [Member] | Research and Development Arrangement [Member] | Option Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 10,000,000
BlueRock [Member]
Related Party Transaction [Line Items]
Related party transaction , reimbursement of cost and expenses					$ 10,000,000
BlueRock [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services								27,393,924	9,131,308
Shares issued, price per share													$ 1.6427
Fair value of shares price per share													$ 2.03
Bayer Healthcare LLC
Related Party Transaction [Line Items]
Stock issued during the period shares for services					27,393,924
DYNAMICS SPECIAL PURPOSE [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services				$ 25,000			$ 25,000
Proceeds from related party debt							$ 250,000
Working Capital Loan Outstanding					$ 0			$ 0
DYNAMICS SPECIAL PURPOSE [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding												750,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding							5,750,000	5,750,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding		750,000			10,000,000		750,000	750,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				5,750,000			5,750,000
Stock issued during the period value for services				$ 575			$ 575
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					23,000,000		23,000,000	23,000,000
Shares issued, price per share					$ 10		$ 10	$ 10				$ 10
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Non RedemptionAgreement [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding										7,968,483
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					750,000
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				0			0
Stock issued during the period value for services				$ 0			$ 0
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Founder Share [Member] | Non RedemptionAgreement [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture and cancellation											965,728	885,377
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value		$ 300,000
Proceeds from related party debt			$ 250,000
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Working capital loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity value					$ 2,000,000		$ 2,000,000
Debt instrument conversion price per share					$ 10		$ 10	$ 10
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount payable per month for office space administration and support services					$ 10,000		$ 10,000	$ 10,000
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services		5,750,000
Stock issued during the period value for services		$ 25,000
Percentage of the common stock issued and outstanding		20.00%			20.00%		20.00%	20.00%
DYNAMICS SPECIAL PURPOSE [Member] | Sponsor [Member] | Common Class A [Member] | Founder Share [Member] | Non RedemptionAgreement [Member]
Related Party Transaction [Line Items]
Shares forfeited and cancelled and concurrent issuance of an equivalent stock					0		0	0

[1]	The period from March 1, 2021 (inception) through March 31, 2021 includes up to 750,000 shares of Class B common stock which were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The over-allotment option was exercised in full on May 28, 2021; thus, these shares are no longer subject to forfeiture (see Notes 5 and 7).